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                                                                          [LOGO]
                                                                    THE HARTFORD

September 5, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Seven (Registrant)
         File No. 333-104356

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 3 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on August 18, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information Supplement is not included herewith.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Assistant